Employee benefits - Schedule of Remeasurement of Defined Benefit Liability Gains and (Losses) Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Cumulative amount as of January 1	$ 24,255	$ 18,500	$ 23,359
Personnel transfer cost	1,147	38	769
Recognized during the year	(18,668)	5,665	(5,358)
Effects of movements in foreign exchange rates	(4)	52	(270)
Cumulative amount as of December 31	$ 6,730	$ 24,255	$ 18,500